Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization and Nature of Operations
Net loss	¥ 14,437,104	$ 2,093,183	¥ 4,016,949	¥ 5,304,082
Operating cash outflow	3,866,008	$ 560,516	(1,966,386)	¥ (1,950,894)
Accumulated deficit	(69,900,000)		(55,634,140)		$ (10,136,611)
Cash and cash equivalents	19,887,575		15,333,719		2,883,427
Short-term investments	19,171,017		¥ 37,057,554		$ 2,779,536
Net current assets | ¥	¥ 13,300,000
NIO Holding Co., Ltd.
Organization and Nature of Operations
Equity interest held	100.00%		100.00%		100.00%
Prime Hubs
Organization and Nature of Operations
Number of share held by variable interest entities | shares	4,250,002	4,250,002	4,250,002